Other liabilities and provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other liabilities and provisions	R$ 214,493	R$ 365,841
Current portion	(98,275)	(121,273)
Non-current portion	116,218	244,568
Provision For Future Asset Decommissioning [Member]
IfrsStatementLineItems [Line Items]
Other liabilities and provisions	56,582	130,328
Advance From Customers [Member]
IfrsStatementLineItems [Line Items]
Other liabilities and provisions	5,095	25,215
Onerous Capacity Contract [Member]
IfrsStatementLineItems [Line Items]
Other liabilities and provisions	64,096	122,042
Other Provisions For Risk [Member]
IfrsStatementLineItems [Line Items]
Other liabilities and provisions	18,233	42,419
Others Liabilities [Member]
IfrsStatementLineItems [Line Items]
Other liabilities and provisions	R$ 70,487	R$ 45,837